Ordinary Shares	12 Months Ended
Dec. 31, 2018
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary Shares

23. Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. As of December 31, 2017, the authorized share capital of the Company is US$500 divided into 2,000,000,000 shares, comprising of: 1,151,269,325 Ordinary Shares, 165,000,000 Series A-1 Preferred Shares, 130,000,000 Series A-2 Preferred Shares, 31,720,364 Series A-3 Preferred Shares, 114,867,321 Series B Preferred Shares, 167,142,990 Series C Preferred Shares, 240,000,000 Series D Preferred Shares, each at a par value of US$0.00025 per share. As of December 31, 2018, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,500,000,000 Class A Ordinary Shares, 132,030,222 Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

As of December 31, 2017 and 2018, 1,151,269,325 and 4,000,000,000 ordinary shares were authorized, respectively, 36,727,350 and 1,057,731,012 shares were issued and 23,850,343 and 1,050,799,032 shares were outstanding as of December 31, 2017 and 2018, respectively.